Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
General and administrative	$ 8,626	$ 7,914
Depreciation and depletion [Member]
Statements Line Items
General and administrative	254	282
Share-based compensation [Member]
Statements Line Items
General and administrative	2,179	2,407
Salaries, wages and benefits [Member]
Statements Line Items
General and administrative	3,038	2,240
Direct general and administrative [Member]
Statements Line Items
General and administrative	$ 3,155	$ 2,985